Property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 116.5	$ 115.1
Impairment losses (Note 1)	1.6
Property, plant and equipment, ending balance	114.2	116.5
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	185.4	162.3
Additions	33.7	30.8
Disposals	(0.5)	(2.4)
Transfers	0.0	0.0
Impact of foreign currency translation	(1.5)	(5.3)
Property, plant and equipment, ending balance	217.1	185.4
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(68.9)	(47.2)
Depreciation	33.0	25.8
Disposals	0.1	2.2
Impairment losses (Note 1)	1.6
Impact of foreign currency translation	(0.5)	(1.9)
Property, plant and equipment, ending balance	(102.9)	(68.9)
Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	20.1
Property, plant and equipment, ending balance	18.8	20.1
Plant equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	29.1	26.6
Additions	0.1	0.7
Disposals	(0.2)	(0.2)
Transfers	1.9	2.0
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, ending balance	30.9	29.1
Plant equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(9.0)	(6.3)
Depreciation	3.1	2.8
Disposals	0.0	0.1
Impairment losses (Note 1)	0.0
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, ending balance	(12.1)	(9.0)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3.9
Property, plant and equipment, ending balance	3.5	3.9
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10.7	8.7
Additions	1.5	1.5
Disposals	(0.1)	(0.1)
Transfers	0.8	0.8
Impact of foreign currency translation	(0.1)	(0.2)
Property, plant and equipment, ending balance	12.8	10.7
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(6.8)	(4.3)
Depreciation	2.7	2.6
Disposals	0.1	0.1
Impairment losses (Note 1)	0.0
Impact of foreign currency translation	(0.1)	0.0
Property, plant and equipment, ending balance	(9.3)	(6.8)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	68.9
Property, plant and equipment, ending balance	71.2	68.9
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	102.1	82.4
Additions	6.2	5.0
Disposals	0.0	(1.0)
Transfers	18.1	19.0
Impact of foreign currency translation	(1.3)	(3.3)
Property, plant and equipment, ending balance	125.1	102.1
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(33.2)	(21.8)
Depreciation	19.2	13.5
Disposals	0.0	0.9
Impairment losses (Note 1)	1.6
Impact of foreign currency translation	(0.1)	(1.2)
Property, plant and equipment, ending balance	(53.9)	(33.2)
Show displays
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3.1
Property, plant and equipment, ending balance	2.1	3.1
Show displays | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9.4	10.2
Additions	0.0	0.3
Disposals	0.0	(1.0)
Transfers	0.2	0.4
Impact of foreign currency translation	(0.2)	(0.5)
Property, plant and equipment, ending balance	9.4	9.4
Show displays | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(6.3)	(6.0)
Depreciation	1.1	1.6
Disposals	0.0	1.0
Impairment losses (Note 1)	0.0
Impact of foreign currency translation	(0.1)	(0.3)
Property, plant and equipment, ending balance	(7.3)	(6.3)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	17.2
Property, plant and equipment, ending balance	14.5	17.2
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	30.8	25.5
Additions	2.4	2.4
Disposals	(0.1)	(0.1)
Transfers	1.9	4.0
Impact of foreign currency translation	(0.2)	(1.0)
Property, plant and equipment, ending balance	34.8	30.8
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(13.6)	(8.8)
Depreciation	6.9	5.3
Disposals	0.0	0.1
Impairment losses (Note 1)	0.0
Impact of foreign currency translation	(0.2)	(0.4)
Property, plant and equipment, ending balance	(20.3)	(13.6)
In progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3.3
Property, plant and equipment, ending balance	4.1	3.3
In progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3.3	8.9
Additions	23.5	20.9
Disposals	(0.1)	0.0
Transfers	(22.9)	(26.2)
Impact of foreign currency translation	0.3	(0.3)
Property, plant and equipment, ending balance	4.1	3.3
In progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0.0	0.0
Depreciation	0.0	0.0
Disposals	0.0	0.0
Impairment losses (Note 1)	0.0
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, ending balance	$ 0.0	$ 0.0